Schedule of Other Information Related to Leases (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Weighted Average Remaining Lease Term (in years)	7 years 10 months 2 days		4 years 4 months 17 days	1 year 6 months
Operating leases, Weighted Average Discount Rate	8.22%		8.04%	3.83%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 141	$ 172	$ 234	$ 197
Non-Cash Activity Right-of-use assets obtained in exchange for lease obligations:
Operating leases		$ 403	$ 403	$ 20